Non-Redeemable Preferred Stock - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock [Line Items]
Cash dividends paid on non-redeemable preferred stock	$ 300,000	$ 300,000	$ 300,000
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares outstanding	20,000	20,000
Number of cumulative convertible preferred stock	20,000	20,000
Preferred stock cumulative dividend rate	12.00%	12.00%
Preferred stock, par value	$ 100	$ 100
Number of shares of common stock for each share of converted preferred stock	33.3333 shares of common stock for each share of preferred stock
Preferred stock converted into shares of common stock	666,666
Votes per share for preferred share holder	One vote per share
Cash dividends paid on non-redeemable preferred stock	$ 240,000	$ 240,000	240,000
Cash dividends paid on non-redeemable preferred stock per share	$ 12.00
Shares of authorized additional preferred stock	230,000
Series D Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares outstanding	1,000,000	1,000,000
Number of cumulative convertible preferred stock	1,000,000	1,000,000
Preferred stock cumulative dividend rate	6.00%	6.00%
Number of shares of common stock for each share of converted preferred stock	1 share of common stock for 4 shares of preferred stock
Preferred stock converted into shares of common stock	250,000
Votes per share for preferred share holder	.875 votes per share
Preferred stock no par value	$ 0	$ 0
Liquidation preference of Series D preferred stock	$ 1.00
Cash dividends paid on non-redeemable preferred stock	$ 60,000	$ 60,000	$ 60,000
Cash dividends paid on non-redeemable preferred stock per share	$ 0.06
Shares of authorized additional preferred stock	3,790,000
Cumulative Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock dividends accumulated	$ 78,000